Property and Equipment Net (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 61,639	$ 49,996	$ 14,841
Less accumulated depreciation	(3,495)	(3,101)	(2,023)
Property and equipment - net	58,144	46,895	12,818
Laboratory and manufacturing equipments
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	22,340	8,176	4,891
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	10,060	4,334	2,649
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	471	176	105
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	1,648	1,742	1,577
Capitalized software
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	192	17
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 26,928	$ 35,551	$ 5,619